Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 60% Portfolio - VIP FundsManager 60% Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 67
3 years	220
5 years	388
10 years	$ 876